3. Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

The Company’s property and equipment were comprised of the following as of June 30, 2018, and December 31, 2017:

	June 30, 2018	December 31, 2017
Computer and Equipment	$10,805	$10,237
Assets Used to Fulfill Contract Obligations	82,284	70,195
Less: Accumulated Depreciation	(4,132)	(3,067)
Net Property and Equipment	$88,957	$77,365

Depreciation on the assets used to fulfill contract obligations will begin when put into use and will be depreciated over a 3-year period. Depreciation expense for the three and six months ended June 30, 2018 was $900 and $1,856, respectively. Depreciation expense for the three and six months ended June 30, 2017, was $255 and $433, respectively. The Company recorded a loss on disposal of fixed assets in the three and six-months ended June 30, 2018 of $3,391 and $6,170, respectively, with no related expense in the three and six months ended June 30, 2017.

The Company’s property and equipment were comprised of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Computer and Equipment	10,237	2,816
Assets Used to Fulfill Contract Obligations	70,195	–
Less: Accumulated Depreciation	(3,067)	(1,902)
Net Property and Equipment	$77,365	$914